LOGO

                           Ivy Developing Markets Fund
                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
        Ivy International Value Fund, formerly Ivy International Fund II
                     Ivy International Small Companies Fund
         Ivy Pacific Opportunities Fund, formerly Ivy China Region Fund

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000
                         (as supplemented July 26, 2000)

                                       **

The Funds' investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Funds' investment advisory agreements, which would result in a termination of those agreements. Consequently, it is anticipated that IMI will seek approval of new agreements from the Board of Trustees of Ivy Fund and the shareholders of each Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **

At a meeting held on November 21, 2000, the shareholders of Ivy Asia Pacific Fund ("IAPF") approved an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the assets of IAPF into Ivy Pacific Opportunities Fund ("IPOF"). On November 22, 2000, shareholders of IAPF received shares of IPOF having an aggregate value equal to the aggregate value of their investment in IAPF, in complete liquidation of IPAF. Accordingly, all references to IAPF and related information in this prospectus are deleted.

                                       **

Ivy International Fund II has changed its name to Ivy International Value Fund.

                                       **

Ivy China Region Fund has changed its name to Ivy Pacific Opportunities Fund.

                                       **

The "Ivy China Region Fund" section on page 2 is revised in its entirety as follows:

IVY PACIFIC OPPORTUNITIES FUND

o        INVESTMENT OBJECTIVE
The  Fund's  principal   investment   objective  is  long-term  capital  growth.
Consideration of current income is secondary to this principal objective.

o        PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are traded mainly on Pacific region markets, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. Although it is permitted to, the Fund does not currently anticipate investing in Japan.

The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

o        PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

o    greater price volatility;
o comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
o    higher brokerage costs;
o fluctuations in foreign currency exchange rates and related conversion costs;
o    adverse tax consequences; and
o    settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Pacific region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:

o securities that are even less liquid and more volatile than those in more-developed foreign countries;
o    unusually long settlement delays;
o less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
o    abrupt changes in exchange-rate regime or monetary policy;
o    unusually large currency fluctuations and currency-conversion costs; and
o high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

o        WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       **

Paragraph 2 of the "Additional Information About Principal Investment Strategies and Risks" section on page 20 regarding Ivy China Region Fund is revised in its entirety as follows:

IVY  PACIFIC  OPPORTUNITIES  FUND:  The Fund  seeks to  achieve  its  investment objective of long-term capital growth by investing primarily in securities issued in countries throughout the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

                                       **


The "Investment Advisor" section under "Management" on page 25 is revised in its entirety as follows:

Investment Advisor

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway, Ste. 300
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other nine series of Ivy Fund. For the Funds' fiscal year ending December 31, 1999, each Fund paid IMI a fee that was equal to 1.00% of its average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.

Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2 PA, serves as subadvisor to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of the Fund's average net assets. From February 1, 1999 to November 6, 2000, Henderson served as subadvisor with respect to 50% of the net assets of Ivy International Small Companies Fund.. Since November 7, 2000, Henderson has served as a subadvisor with respect to 100% of the net assets of Ivy International Small Companies Fund. Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 31 years, and as of March 31, 2000 had over $32 billion in assets under management. For its services, MFC receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

                                       **

The last paragraph of the "Portfolio Management" section under "Management" regarding Ivy International Small Companies Fund on page 26 is revised in its entirety as follows:

The Fund is managed by the Henderson team. The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Miranda Richards, Divisional Director, International Investment, of Henderson, is the global small companies strategist for Henderson and is responsible for the Fund's regional allocations. Ms. Richards has over 13 years of economic and investment experience, and holds a master's degree in economics and international relations from the University of St. Andrews in Scotland. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                                www.ivyfunds.com
                           E-mail: invest@ivyfunds.com

                                      LOGO

                           Ivy Developing Markets Fund
                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
        Ivy International Value Fund, formerly Ivy International Fund II
                     Ivy International Small Companies Fund
         Ivy Pacific Opportunities Fund, formerly Ivy China Region Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000
                         (as supplemented July 26, 2000)

                                       **

The Funds' investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Funds' investment advisory agreements, which would result in a termination of those agreements. Consequently, it is anticipated that IMI will seek approval of new agreements from the Board of Trustees of Ivy Fund and the shareholders of each Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **

At a meeting held on November 21, 2000, the shareholders of Ivy Asia Pacific Fund ("IAPF") approved an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the assets of IAPF into Ivy Pacific Opportunities Fund ("IPOF"). On November 22, 2000, shareholders of IAPF received shares of IPOF having an aggregate value equal to the aggregate value of their investment in IAPF, in complete liquidation of IAPF. Accordingly, all references to IAPF and related information in this prospectus are deleted.

                                       **

Ivy International Fund II has changed its name to Ivy International Value Fund.

                                       **

Ivy China Region Fund has changed its name to Ivy Pacific Opportunities Fund.

                                       **

The "Ivy China Region Fund" section on page 2 is revised in its entirety as follows:

IVY PACIFIC OPPORTUNITIES FUND

o        INVESTMENT OBJECTIVE
The  Fund's  principal   investment   objective  is  long-term  capital  growth.
Consideration of current income is secondary to this principal objective.

o        PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are traded mainly on Pacific region markets, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. Although it is permitted to, the Fund does not currently anticipate investing in Japan.

The Fund's management team uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

o        PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:

o    greater price volatility;
o comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
o    higher brokerage costs;
o fluctuations in foreign currency exchange rates and related conversion costs;
o    adverse tax consequences; and
o    settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Pacific region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:

o securities that are even less liquid and more volatile than those in more-developed foreign countries;
o    unusually long settlement delays;
o less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
o    abrupt changes in exchange-rate regime or monetary policy;
o    unusually large currency fluctuations and currency-conversion costs; and
o high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

o        WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       **

Paragraph 2 of the "Additional Information About Principal Investment Strategies and Risks" section on page 20 regarding Ivy China Region Fund is revised in its entirety as follows:

IVY  PACIFIC  OPPORTUNITIES  FUND:  The Fund  seeks to  achieve  its  investment objective of long-term capital growth by investing primarily in securities issued in countries throughout the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

                                       **

The "Investment Advisor" section under "Management" on page 25 is revised in its entirety as follows:

Investment Advisor

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway, Ste. 300
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $6.2 billion in assets under management, and provides similar services to the other nine series of Ivy Fund. For the Funds' fiscal year ending December 31, 1999, each Fund paid IMI a fee that was equal to 1.00% of its average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.

Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2 PA, serves as subadvisor to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of the Fund's average net assets. From February 1, 1999 to November 6, 2000, Henderson served as subadvisor with respect to 50% of the net assets of Ivy International Small Companies Fund. Since November 7, 2000, Henderson has served as subadvisor with respect to 100% of the net assets of Ivy International Small Companies Fund. Henderson receives a fee from IMI that is equal, on an annual basis, to 0.22% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 31 years, and as of March 31, 2000 had over $32 billion in assets under management. For its services, MFC receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets.

                                       **


The last paragraph of the "Portfolio Management" section under "Management" regarding Ivy International Small Companies Fund on page 26 is revised in its entirety as follows:

The Fund is managed by the Henderson team. The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Miranda Richards, Divisional Director, International Investment, of Henderson, is the global small companies strategist for Henderson and is responsible for the Fund's regional allocations. Ms. Richards has over 13 years of economic and investment experience, and holds a master's degree in economics and international relations from the University of St. Andrews in Scotland. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                                www.ivyfunds.com
                           E-mail: invest@ivyfunds.com

                                      LOGO

                                 Ivy Growth Fund
                              Ivy US Blue Chip Fund

                           Ivy US Emerging Growth Fund

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000

                                       **

The Funds' investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Funds' investment advisory agreements, which would result in a termination of those agreements. Consequently, it is anticipated that IMI will seek approval of new agreements from the Board of Trustees of Ivy Fund and the shareholders of each Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                      LOGO

                                 Ivy Growth Fund
                              Ivy US Blue Chip Fund
                           Ivy US Emerging Growth Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000

                                       **

The Funds' investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Funds' investment advisory agreements, which would result in a termination of those agreements. Consequently, it is anticipated that IMI will seek approval of new agreements from the Board of Trustees of Ivy Fund and the shareholders of each Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **

                                      LOGO

                                  Ivy Bond Fund
                              Ivy Money Market Fund

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000

                                       ***

The Funds' investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Funds' investment advisory agreements, which would result in a termination of those agreements. Consequently, it is anticipated that IMI will seek approval of new agreements from the Board of Trustees of Ivy Fund and the shareholders of each Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       ***

Effective September 1, 2000, management fees for Ivy Bond Fund are equal, on an annual basis, to 0.50% of the first $500 million in average net assets and 0.40% of average net assets over $500 million.

                                       ***

On December 15, 2000, Ivy International Strategic Bond Fund was liquidated and will be terminated as a series of Ivy Fund.

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                                www.ivyfunds.com
                           E-mail: invest@ivyfunds.com

                                      LOGO

                                  Ivy Bond Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000

                                       ***

The Fund's investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       ***

Effective September 1, 2000, management fees for Ivy Bond Fund are equal, on an annual basis, to 0.50% of the first $500 million in average net assets and 0.40% of average net assets over $500 million.

                                       ***

On December 15, 2000, Ivy International Strategic Bond Fund was liquidated and will be terminated as a series of Ivy Fund.

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                                www.ivyfunds.com
                           E-mail: invest@ivyfunds.com

                                      LOGO

                          Ivy International Growth Fund

                        Supplement Dated January 31, 2001
                      To Prospectus Dated December 29, 2000

                                       **

The Fund's investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                      LOGO

                          Ivy International Growth Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 31, 2001
                      To Prospectus Dated December 29, 2000

                                       **

The Funds' investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **

                                      LOGO

                             Ivy Cundill Value Fund

                        Supplement Dated January 31, 2001
                       To Prospectus Dated April 17, 2000

                         (as supplemented July 26, 2000)

                                       **

The Fund's investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                      LOGO

                             Ivy Cundill Value Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 31, 2001
                       To Prospectus Dated April 17, 2000

                         (as supplemented July 26, 2000)

                                       **

The Fund's investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **

                                      LOGO

                             Ivy International Fund

                        Supplement Dated January 31, 2001
                         To Prospectus Dated May 1, 2000
                        (as supplemented on June 1, 2000)

                                       **

The Fund's investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **

Effective September 1, 2000, management fees for Ivy International Fund are equal, on an annual basis, to 1.00% of the first $2 billion in average net assets, 0.90% of the next $500 million in average net assets, 0.80% of the next $500 million in average net assets and 0.70% of average net assets over $3 billion.

                                       **

                                      LOGO

                             Ivy International Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 31, 2001
                       To Prospectus Dated August 29, 2000

                                       **

The Fund's investment adviser, Ivy Management, Inc. ("IMI"), is an indirect subsidiary of Mackenzie Financial Corporation ("MFC"). MFC has entered into a definitive agreement with Investors Group ("IG"), a leading Canadian financial services organization, whereby IG will acquire MFC through a take over bid for all of the outstanding MFC shares.

Consummation of the transaction is subject to a number of contingencies, including the tender of at least two-thirds of the MFC shares and other closing conditions. Under the Investment Company Act of 1940, the transaction would result in a change in control of IMI and, therefore, constitute an assignment of the Fund's investment advisory agreement, which would result in a termination of the agreement. Consequently, it is anticipated that IMI will seek approval of a new agreement from the Board of Trustees of Ivy Fund and the shareholders of the Fund within one hundred and fifty (150) days after the consummation of the transaction. The transaction is targeted to close by April 2001.

                                       **